Schedule of Property, Plant and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Property And Equipment Schedule Of Property, Plant And Equipment 1		$ 1,012,000
Property And Equipment Schedule Of Property, Plant And Equipment 2		970,728
Property And Equipment Schedule Of Property, Plant And Equipment 3		735,781
Property And Equipment Schedule Of Property, Plant And Equipment 4		735,781
Property And Equipment Schedule Of Property, Plant And Equipment 5		79,681
Property And Equipment Schedule Of Property, Plant And Equipment 6		53,631
Property And Equipment Schedule Of Property, Plant And Equipment 7		3,979
Property And Equipment Schedule Of Property, Plant And Equipment 8		3,979
Property And Equipment Schedule Of Property, Plant And Equipment 9		(897,149)
Property And Equipment Schedule Of Property, Plant And Equipment 10		(537,555)
Property And Equipment Schedule Of Property, Plant And Equipment 11		1,120,148
Property And Equipment Schedule Of Property, Plant And Equipment 12		$ 1,226,534
Property And Equipment Schedule Of Property, Plant And Equipment 1	$ 1,200,293
Property And Equipment Schedule Of Property, Plant And Equipment 2	1,012,000
Property And Equipment Schedule Of Property, Plant And Equipment 3	735,781
Property And Equipment Schedule Of Property, Plant And Equipment 4	735,781
Property And Equipment Schedule Of Property, Plant And Equipment 5	75,138
Property And Equipment Schedule Of Property, Plant And Equipment 6	185,848
Property And Equipment Schedule Of Property, Plant And Equipment 7	79,681
Property And Equipment Schedule Of Property, Plant And Equipment 8	79,681
Property And Equipment Schedule Of Property, Plant And Equipment 9	3,979
Property And Equipment Schedule Of Property, Plant And Equipment 10	3,979
Property And Equipment Schedule Of Property, Plant And Equipment 11	(993,420)
Property And Equipment Schedule Of Property, Plant And Equipment 12	(897,141)
Property And Equipment Schedule Of Property, Plant And Equipment 13	1,101,452
Property And Equipment Schedule Of Property, Plant And Equipment 14	$ 1,120,148